Note 21 - Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
21.	SEGMENT INFORMATION

In September 2008, the Board approved a plan to transfer Network Security business to O2Security along with its Series A preference shares financing.  In anticipation of the business transfer, management identified two reportable segments, including Integrated Circuit Group and Network Security Group. The Integrated Circuit Group’s core products and principal source of revenue are its power management semiconductors.  These semiconductor products are produced with digital, analog, and mixed signal integrated circuit (“IC”) manufacturing processes.  The Network Security Group’s system security solution products include support for VPN and firewalls, which provide security functions between computer systems and networks, including the transmission of data across the Internet.  In November 2010, the Company determined to discontinue the Network Security Group.  Please see discussions in note 3.

The Company does not identify or allocate assets by operating segment, nor does the chief operating decision maker (“CODM”) evaluate operating segments using discrete asset information.  The Company does not have inter-segment revenue, and, accordingly, there is none to be reported.  The Company does not allocate gains and losses from interest and other income, or income taxes to operating segments.  The accounting policies for segment reporting are the same as for the Company as a whole.

Operating segment net sales and operating loss, including the discontinued Network Security Group, were as follows:

(In Thousands)

	Years Ended December 31
	2014	2013	2012
Net sales
Integrated Circuit Group	$63,591	$73,785	$97,666
Network Security Group	-	-	825

	$63,591	$73,785	$98,491

Loss from operations
Integrated Circuit Group	$(16,823)	$(20,541)	$(27,970)
Network Security Group	-	(6)	767

	$(16,823)	$(20,547)	$(27,203)

Net sales to unaffiliated customers (including the discontinued Network Security Group) by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2014	2013	2012

China	$55,133	$65,602	$78,709
Japan	4,490	4,677	6,502
Taiwan	2,022	1,892	2,271
Korea	288	500	7,965
Other	1,658	1,114	3,044

	$63,591	$73,785	$98,491

For the years ended December 31, 2014 and 2013, two customers accounted for 10% or more of net sales. For the year ended December 31, 2012, only one customer accounted for 10% or more of net sales.  Sales to these major customers were generated from the Integrated Circuit Group.  The percentage of net sales to these customers was as follows:

	Years Ended December 31
	2014	2013	2012

Customer A	12%	15%	9%
Customer B	10%	7%	10%
Customer C	4%	10%	5%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:

(In Thousands)

	December 31
	2014	2013	2012

Taiwan	$8,689	$10,576	$11,608
China	6,363	7,872	9,500
U.S.A.	4,188	4,388	4,718
Singapore	59	98	155
Other	64	105	161

	$19,363	$23,039	$26,142